UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	2/29/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 29, 2016 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit - 40.2%	Amount ($)		Value ($)
Bank of Nova Scotia (Yankee)
0.48%, 3/21/16	500,000,000	[a]	500,000,000
Bank of Nova Scotia (Yankee)
0.56%, 3/7/16	100,000,000	[a,b]	100,000,000
Canadian Imperial Bank (Yankee)
0.50%, 3/7/16	350,000,000		350,000,000
Credit Agricole CIB (Yankee)
0.62% - 0.66%, 3/18/16 - 5/5/16	600,000,000		600,000,000
DZ Bank AG (Yankee)
0.60% - 0.67%, 4/15/16 - 5/12/16	600,000,000		600,000,000
HSBC Bank USA (Yankee)
0.60%, 3/18/16	100,000,000		100,000,000
HSBC Bank USA (Yankee)
0.61% - 0.74%, 3/1/16 - 3/7/16	580,000,000	[b]	580,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.70%, 3/28/16	275,000,000	[a]	275,000,000
Mizuho Bank Ltd/NY (Yankee)
0.65%, 3/17/16	400,000,000	[a]	400,000,000
Natixis New York (Yankee)
0.65%, 3/31/16	250,000,000		250,000,000
Norinchukin Bank/NY (Yankee)
0.61%, 5/26/16	300,000,000		300,000,000
Rabobank Nederland/NY (Yankee)
0.65%, 4/4/16	100,000,000		100,000,000
Royal Bank of Canada (Yankee)
0.41%, 3/21/16	300,000,000		300,000,000
Royal Bank of Canada (Yankee)
0.60% - 0.65%, 3/1/16 - 3/4/16	400,000,000	[b]	400,000,000
Societe Generale (Yankee)
0.62%, 5/9/16	150,000,000	[a]	150,000,000
Standard Chartered Bank (Yankee)
0.65%, 3/24/16	250,000,000	[a]	250,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.50% - 0.63%, 3/10/16 - 5/6/16	200,000,000	[a]	200,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.50% - 0.68%, 3/10/16 - 4/29/16	440,000,000	[a]	440,000,000
Wells Fargo Bank, NA
0.46%, 4/15/16	300,000,000		300,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Wells Fargo Bank, NA
0.56% - 0.57%, 3/1/16 - 3/8/16	300,000,000	[b]	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $6,495,000,000)			6,495,000,000
Commercial Paper - 22.6%
Australia and New Zealand Banking Group Ltd.
0.65%, 3/21/16	250,000,000	[a]	249,909,722
BNP Paribas
0.60% - 0.63%, 4/7/16 - 6/1/16	750,000,000	[a]	749,204,514
Credit Suisse New York
0.62% - 0.63%, 4/5/16 - 5/3/16	650,000,000		649,533,236
DBS Bank Ltd./Singapore
0.64%, 3/21/16	200,000,000	[a]	199,928,889
HSBC Bank PLC
0.58%, 3/21/16	50,000,000	[a,b]	50,000,000
Mitsubishi UFJ Trust and Banking Corp.
0.65% - 0.68%, 4/11/16 - 4/14/16	450,000,000	[a]	449,649,500
Rabobank Nederland/NY
0.41% - 0.50%, 3/14/16 - 3/24/16	553,000,000		552,866,230
Standard Chartered Bank
0.63%, 5/26/16 - 5/27/16	300,000,000	[a]	299,545,000
Sumitomo Mitsui Banking Corp.
0.61% - 0.68%, 4/21/16 - 6/2/16	450,000,000	[a]	449,420,500
Total Commercial Paper
(cost $3,650,057,591)			3,650,057,591
Asset-Backed Commercial Paper - 4.0%
Collateralized Commercial Paper II Co., LLC
0.52% - 0.75%, 3/3/16 - 3/7/16	500,000,000	[a]	499,994,222
Collateralized Commercial Paper Program Co., LLC
0.55%, 3/8/16	150,000,000		149,983,958
Total Asset-Backed Commercial Paper
(cost $649,978,180)			649,978,180
Time Deposits - 23.4%
Australia and New Zealand Banking Group Ltd. (Grand
Cayman)
0.29%, 3/1/16	350,000,000		350,000,000
BNP Paribas (Grand Cayman)
0.29%, 3/1/16	45,000,000		45,000,000
Credit Agricole CIB (Grand Cayman)
0.30%, 3/1/16	200,000,000		200,000,000
DnB Bank (Grand Cayman)
0.29%, 3/1/16	750,000,000		750,000,000
Lloyds Bank (London)
0.27%, 3/1/16	300,000,000		300,000,000
Natixis New York (Grand Cayman)
0.30%, 3/1/16	430,000,000		430,000,000
Nordea Bank Finland (Grand Cayman)
0.28%, 3/1/16	300,000,000		300,000,000

	Principal
Time Deposits - 23.4% (continued)	Amount ($)		Value ($)
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.29%, 3/1/16	700,000,000		700,000,000
Svenska Handelsbanken Inc (Grand Cayman)
0.27%, 3/1/16	700,000,000		700,000,000
Total Time Deposits
(cost $3,775,000,000)			3,775,000,000
U.S. Treasury Notes - 2.7%

0.24% - 0.39%, 3/31/16 - 5/31/16
(cost $445,016,749)	443,000,000		445,016,749
Repurchase Agreements - 7.1%
Bank of Nova Scotia
0.31%, dated 2/29/16, due 3/1/16 in the amount of
$300,002,583 (fully collateralized by $5,511,000
Federal Home Loan Bank, 1%, due 10/16/17, value
$5,531,415, $100,662,895 Federal Home Loan
Mortgage Corp., Mortgage Pools, 3.50%-5.50%, due
8/1/26-1/1/45, value $37,671,801, $60,074,636
Federal National Mortgage Association, Mortgage
Pools, 2.50%-4.50%, due 7/1/26-2/1/46, value
$43,585,244, $7,164,589 Government National
Mortgage Association, Mortgage Pools, 2%-4.50%,
due 3/20/41-9/20/45, value $3,813,009, $180 U.S.
Treasury Bills, due 3/31/16, value $180,
$131,233,020 U.S. Treasury Inflation Protected
Securities, 0.13%-3.88%, due 4/15/16-4/15/29,
value 192,286,538 and $22,783,860 U.S. Treasury
Notes, 0.75%-1.50%, due 10/31/16-4/30/20, value
$23,111,813)	300,000,000		300,000,000
Credit Agricole CIB
0.30%, dated 2/29/16, due 3/1/16 in the amount of
$290,002,417 (fully collateralized by $39,139,587
U.S. Treasury Bonds, 3.75%, due 11/15/43, value
$49,120,978, $101,367,607 U.S. Treasury Inflation
Protected Securities, 0.13%, due 4/15/17-4/15/18,
value $105,477,270 and $137,838,516 U.S. Treasury
Notes, 1.63%-2.38%, due 3/31/16-11/30/20, value
$141,201,753)	290,000,000		290,000,000
Merrill Lynch & Co. Inc.
0.53%, dated 9/10/14-7/23/15, due 4/4/16 in the
amount of $350,005,153 (fully collateralized by
$342,172,300 u.s. treasury notes, 1.63%-2.38%,
due 7/31/20-8/15/24, value $357,000,094)	350,000,000	[c]	350,000,000
Societe Generale
0.32%, dated 2/29/16, due 3/1/16 in the amount of
$200,001,778 (fully collateralized by $34,483,573
u.s. treasury bills, due 4/7/16-2/2/17, value
$34,322,757, $40,618,276 U.S. Treasury Bonds,
3.75%-5.50%, due 8/15/28-11/15/43, value
$51,079,945, $115,080,667 U.S. Treasury Notes,
0.75%-3.63%, due 11/30/16-1/31/22, value
$118,522,771 and $78,766 u.s. treasury strips, due
5/15/20-5/15/44, value $74,528)	200,000,000		200,000,000
Total Repurchase Agreements
(cost $1,140,000,000)			1,140,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $16,155,052,520)	100.0%	16,155,052,520
Cash and Receivables (Net)	.0%	3,449,324
Net Assets	100.0%	16,158,501,844

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, these securities amounted to $5,262,652,347 or 32.57% of net assets.
b Variable rate security—interest rate subject to periodic change.
c Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of
February 29, 2016 and changes periodically. The maturity date reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At February 29, 2016, these securities amounted to $350,000,000 or
2.17% of net assets.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 29, 2016 (Unaudited)

The following is a summary of the inputs used as of February 29, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	16,155,052,520
Level 3 - Significant Unobservable Inputs	-
Total	16,155,052,520

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller’s agreement to repurchase and the fund’s

NOTES

agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 25, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 25, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)